Revenue	12 Months Ended
Dec. 31, 2021
Revenue [abstract]
Disclosure Of Revenue Explanatory
17.

Revenue
Cameco’s sales contracts with customers contain both fixed and market-related pricing. Fixed-price contracts are typically based on a term-price indicator at the time the contract is accepted and escalated over the term of the contract. Market-related contracts are based on either the spot price or long-term price, and the price is quoted at the time of delivery rather than at the time the contract is accepted. These contracts often include a floor and/or ceiling prices, which are usually escalated over the term of the contract. Escalation is generally based on a consumer price index. The Company’s contracts contain either one of these pricing mechanisms or a combination of the two. There is no variable consideration in the contracts and therefore no revenue is considered constrained at the time of delivery. Cameco expenses the incremental costs of obtaining a contract as incurred as the amortization period is less than a year.
The following table summarizes Cameco’s sales disaggregated by geographical region and contract type and includes a reconciliation to the Company’s reportable segments (note 28):
For the year ended December 31, 2021
Uranium Fuel services Other Total
Customer geographical region
Americas $ 547,257 $ 287,802 $ 12,769 $ 847,828
Europe 218,879 77,110 2,945 298,934
Asia 288,857 39,365 - 328,222
$ 1,054,993 $ 404,277 $ 15,714 $ 1,474,984
Contract type
Fixed-price $ 307,858 $ 384,065 $ 11,421 $ 703,344
Market-related 747,135 20,212 4,293 771,640
$ 1,054,993 $ 404,277 $ 15,714 $ 1,474,984
For the year ended December 31, 2020
Uranium Fuel services Other Total
Customer geographical region
Americas $ 593,182 $ 206,011 $ 3,321 $ 802,514
Europe 323,565 123,864 3,331 450,760
Asia 499,378 47,421 - 546,799
$ 1,416,125 $ 377,296 $ 6,652 $ 1,800,073
Contract type
Fixed-price $ 410,376 $ 355,552 $ 3,331 $ 769,259
Market-related 1,005,749 21,744 3,321 1,030,814
$ 1,416,125 $ 377,296 $ 6,652 $ 1,800,073
Deferred sales
The following table provides information about contract liabilities (note 14) from contracts with customers:
2021 2020
Beginning of year $ 14,382 $ 17,418
Additions 16,531 6,994
Recognized in revenue (7,596) (10,026)
Effect of movements in exchange rates (1) (4)
End of year $ 23,316 $ 14,382
Deferred sales primarily relates to advance consideration received from customers for future conversion deliveries and fuel fabrication services as well as revenue related to the storage of uranium and converted uranium held at Cameco facilities.
The
revenue related to the fuel fabrication services and storage is recognized over time while the revenue related to future conversion deliveries is expected to be recognized between 2024 and 2030.
Cameco recognized an increase of revenue of $ 383,000

(2020 - reduction of revenue of $
268,000 ) during 2021 from
performance obligations satisfied (or partially satisfied) in previous periods. This is due to the difference between actual pricing indices and the estimates at the time of invoicing.
Future sales commitments
Cameco’s sales portfolio consists of short and long-term sales commitments. The contracts can be executed well in advance of a delivery and include both fixed and market-related pricing.

The following table summarizes the expected future revenue,
by segment, related to only fixed-price contracts with remaining future deliveries as follows:
2022 2023 2024 2025 2026 Thereafter Total
Uranium $ 298,355 $ 273,739 $ 332,247 $ 219,546 $ 108,004 $ 527,366 $ 1,759,257
Fuel services 298,232 248,395 269,227 241,940 181,707 560,458 1,799,959
Total $ 596,587 $ 522,134 $ 601,474 $ 461,486 $ 289,711 $ 1,087,824 $ 3,559,216
The sales contracts are denominated largely in US dollars and converted from US to Canadian dollars at a rate of $ 1.27 .
The amounts in the table represent the consideration the Company will be entitled to receive when it satisfies the remaining performance obligations in the contracts. The amounts include assumptions about volumes for contracts that have volume flexibility. Cameco’s total revenue that will be earned will also include revenue from contracts with market-related pricing. The
Company has elected to exclude these amounts from the table as the transaction price will not be known until the time of delivery. Contracts with an original duration of one year or less have been included in the table.